        Founders of

   "America's First
        Money Fund"
810 Seventh Avenue, New York, NY 10019-5868

GENERAL INFORMATION AND 24-HOUR YIELD AND BALANCE INFORMATION
800-637-1700

This literature is not authorized for distribution to prospective investors unless preceded or accompanied by an appropriate current prospectus.

Distributor -- Resrv Partners, Inc.

                       Founders of
                     "America's First
                          Money Fund"

       -------------------------------------------------------------------------
         ----------

                                      SEMI-ANNUAL REPORT

       -------------------------------------------------------------------------
         ----------

                  PRIMARY FUND

                  U.S. GOVERNMENT FUND

                  U.S. TREASURY FUND

                                   FOR THE SIX MONTHS ENDED
                                      NOVEMBER 30, 1997
                                         (UNAUDITED)

                         THE RESERVE FUND--PRIMARY FUND

            STATEMENT OF NET ASSETS--NOVEMBER 30, 1997--(UNAUDITED)

                                                                                       %          DAYS TO         VALUE
                                                                                      RATE        MATURITY       (NOTE 1)
                                                                                  ------------   ----------   --------------
NEGOTIABLE BANK CERTIFICATES OF DEPOSIT--15.28%
  Bayerische Hypotheken-und Wechsel Bank AG(a).................................       5.77           85       $  110,123,414
  Sanwa Bank, Ltd.(b)..........................................................    5.76-6.50       52-60         102,196,616
  Societe Generale(b)..........................................................       5.56           4           100,525,111
  Union Bank of California, N.A................................................       5.80           87           50,040,278
                                                                                                              --------------
  Total Negotiable Bank Certificates of Deposit................................                                  362,885,419
                                                                                                              --------------
REPURCHASE AGREEMENTS--79.68%
  FGPC 6.00%-7.00% due from 10/1/09 to 11/1/27, FGRA due from 10/15/20 to
    3/15/24, FGRM 6.00%-8.875% due from 1/15/07 to 8/15/25, FNRM due 6/25/07 and FNRA due from 4/25/08 to 5/18/27 (Repo with Bear, Stearns & Co. Inc.
    dated November 20, 1997, resale amount $551,954,028).......................    5.55-5.60         3           551,954,028
  FNMS 6.00%-10.50% due from 4/1/01 to 12/1/27, FGPC 5.00%-10.00% due from
    1/1/98 to 11/1/27, FNAR due from 8/1/01 to 11/1/27, and FMPC 9.00%-10.00%
    due from 12/1/08 to 4/1/18 (Repo with DLJ Securities Corp. dated November
    20, 1997, resale amount $500,858,611)......................................       5.62           3           500,858,611
  GNMA 6.00%-11.50% due 3/15/99 to 11/15/32 (Repo with CS First Boston Corp.
    dated November 20-28, 1997, resale amount $576,648,375)....................    5.56-5.75         3           576,648,375
  FNRM 6.00%-9.00% due from 6/30/99 to 3/25/24, FNRA 5.33%-6.26% due from
    4/25/21 to 1/25/24, FGRM 5.75%-8.00% due from 7/15/02 to 2/15/25, FGRA
    5.66%-6.275% due from 8/15/08 to 2/15/27 and FMRM 4.50%-7.00% due from
    1/15/21 to 9/15/21 (Repo with Prudential Securities Inc. dated November 28,
    1997, resale amount $263,126,021)..........................................       5.75           3           263,126,021
                                                                                                              --------------
  Total Repurchase Agreements..................................................                                1,892,587,035
                                                                                                              --------------
TAXABLE MUNICIPAL BONDS--4.79%
  Florida Housing Finance Agency Housing Revenue Bonds 1993 Series A(c)........       5.61           7            40,375,674
  Illinois Student Assistance(c)...............................................       5.39           7            25,209,101
  Maricopa County Industrial Development Authority Revenue Bonds for Phoenix
    Multi-Purpose Arena Project Series 1990(c).................................       5.95           7            43,080,180
  New Hampshire Business Finance Authority Revenue Bonds 1992 Series B(c)......       5.75           7             5,019,965
                                                                                                              --------------
  Total Taxable Municipal Bonds................................................                                  113,684,920
                                                                                                              --------------
Total Primary Fund Investments--(99.75%) (Cost $2,363,179,089).................                                2,369,157,374
Other assets, less liabilities--(.25%).........................................                                    6,048,880
                                                                                                              --------------
NET ASSETS (100%) equivalent to $1.00 net asset value, offering and redemption price per share based on 2,375,206,254 shares of beneficial interest $.001
  par value outstanding........................................................                               $2,375,206,254
                                                                                                               =============

                       SEE NOTES TO FINANCIAL STATEMENTS.

                     THE RESERVE FUND--U.S. GOVERNMENT FUND
            STATEMENT OF NET ASSETS--NOVEMBER 30, 1997--(UNAUDITED)

                                                                                         %          DAYS TO        VALUE
                                                                                        RATE        MATURITY      (NOTE 1)
                                                                                    ------------   ----------   ------------
REPURCHASE AGREEMENTS
  GNMA 6.00%-8.00% due from 7/20/24 to 10/15/27 (Repos with Bear, Stearns & Co.
    Inc. dated October 29, 1997, resale amount $160,811,067).....................       5.53           3        $160,811,068
  GNMA 5.50%-13.00% due from 2/15/98 to 4/20/27 (Repo with CS First Boston Corp.
    dated November 20, 1997, resale amount $154,262,099).........................       5.57           3         154,262,099
  GNMA 5.00%-15.00% due from 4/15/98 to 11/20/27 (Repo with DLJ Securities Corp.
    dated November 20, 1997, resale amount $130,222,444).........................       5.60           3         130,222,444
  GNMA 6.875%-9.50% due from 11/15/17 to 10/20/25 (Repo with Lehman Brothers Inc.
    dated November 28, 1997, resale amount $68,032,300)..........................       5.70           3          68,032,300
  GNMA 6.00%-8.50% due from 2/20/26 to 11/15/27 (Repos with Prudential Securities
    Inc. dated November 28, 1997, resale amount $120,057,300)....................       5.73           3         120,057,300
                                                                                                                ------------
  Total U.S. Government Fund Investments--(99.70%) (Cost $632,000,000)...........                                633,385,211
  Other assets, less liabilities--(.30%).........................................                                  1,887,388
                                                                                                                ------------
NET ASSETS (100%) equivalent to $1.00 net asset value, offering and redemption prices per share based on 635,272,589 shares of beneficial interest $.001 par
  value outstanding..............................................................                               $635,272,589
                                                                                                                ============

                      THE RESERVE FUND--U.S. TREASURY FUND
            STATEMENT OF NET ASSETS--NOVEMBER 30, 1997--(UNAUDITED)

U.S. TREASURY BILLS--89.83%
  U.S. Treasury Bills (Cost $201,610,103)........................................    4.85-5.28       25-178     $203,365,271
  Other assets, less liabilities--(10.17%).......................................                                 23,017,909
                                                                                                                ------------
NET ASSETS (100%) equivalent to $1.00 net asset value, offering and redemption prices per share based on 225,383,180 shares of beneficial interest $.001 par
  value outstanding..............................................................                               $226,383,180
                                                                                                                ============

---------------
(a) Eurodollar Certificates of Deposit -- London Branch, United Kingdom.
(b) Yankee Certificates of Deposit.
(c) The interest rate is subject to change periodically. The rates shown were in effect at November 30, 1997. Securities payable on demand are collateralized by bank letter of credit, other bank credit agreements or financial guaranty assurance agencies.

GLOSSARY:
FGPC   --   FHLMC Gold Mortgage-Backed Pass-Through Participation Certificates
FGRA   --   FHLMC Gold REMIC Mortgage-Backed Pass-Through Participation Certificates -- Adjustable Rate
FGRM   --   FHLMC Gold REMIC Mortgage-Backed Pass-Through Participation Certificates
FMPC   --   FHLMC Mortgage-Backed Pass-Through Participation Certificates
FMRM   --   FHLMC REMIC Mortgage-Backed Pass-Through Participation Certificates
FNAR   --   FNMA Adjustable Rate Mortgage-Backed Pass-Through Securities
FNMS   --   FNMA Mortgage-Backed Pass-Through Securities
FNRA   --   FNMA REMIC Adjustable Rate Mortgage-Backed Pass-Through Securities
FNRM   --   FNMA REMIC Mortgage-Backed Pass-Through Securities
GNMA   --   Government National Mortgage Association Mortgage-Backed Pass-Through Securities

                       SEE NOTES TO FINANCIAL STATEMENTS.

                     THE RESERVE FUND -- U.S. TREASURY FUND

               STATEMENT OF ASSETS AND LIABILITIES -- (UNAUDITED)

                                                                                              SIX MONTHS ENDED
                                                                                              NOVEMBER 30, 1997
                                                                                              -----------------
ASSETS:
  Investments, at value (identified cost -- $201,610,103)..............................         $ 225,737,078
  Cash.................................................................................               660,424
                                                                                              -----------------
    Total Assets.......................................................................           226,397,502
                                                                                              -----------------
LIABILITIES:
  Accrued expenses.....................................................................                14,322
                                                                                              -----------------
    Total Liabilities..................................................................                14,322
                                                                                              -----------------
NET ASSETS.............................................................................         $ 226,383,180
                                                                                              ================
NET ASSETS CONSIST OF:
  Shares of beneficial interest, $.001 par value, unlimited number of shares
    authorized.........................................................................         $     226,383
  Paid-in capital in excess of par.....................................................           226,156,797
                                                                                              -----------------
NET ASSETS -- Equivalent to $1.00 per share based on 226,383,180 shares of beneficial
  interest outstanding.................................................................         $ 226,383,180
                                                                                              ================

            THE RESERVE FUND--STATEMENTS OF OPERATIONS--(UNAUDITED)

                                                                                    SIX MONTHS ENDED
                                                                                    NOVEMBER 30, 1997
                                                                    -------------------------------------------------
                                                                      PRIMARY      U.S. GOVERNMENT     U.S. TREASURY
                                                                       FUND             FUND               FUND
                                                                    -----------    ---------------    ---------------
INTEREST INCOME (Note 1).........................................   $66,539,763      $17,509,593        $   5,445,259
                                                                    -----------      -----------           ----------
EXPENSES (Note 2)
  Management fee.................................................     5,347,652        1,551,025                   --
  Comprehensive fee..............................................            --               --              832,670
  Shareholder servicing, administration and general office
    expenses.....................................................     2,528,882          674,415                   --
  Distribution assistance (Note 3)...............................     2,094,142          575,499              182,306
  Equipment expense..............................................       309,763           84,939                   --
  Professional fees..............................................       262,996           62,646                   --
  Occupancy costs................................................       129,436           35,492                   --
  Stationery, printing and supplies..............................       220,313           60,189
  Trustee Fees...................................................        19,932            5,555                   --
  Other expenses.................................................       205,074           68,551                   --
                                                                    -----------      -----------           ----------
    Total Expenses...............................................    11,118,190        3,118,311            1,014,976
  Less: voluntary waiver.........................................            --               --             (208,176)
                                                                    -----------      -----------           ----------
  Net Expenses...................................................    11,118,190        3,118,311              806,800
                                                                    -----------      -----------           ----------
NET INVESTMENT INCOME............................................   $55,421,573      $14,391,282        $   4,638,459
                                                                    ===========      ===========           ==========

                       SEE NOTES TO FINANCIAL STATEMENTS.

       THE RESERVE FUND--STATEMENTS OF CHANGES IN NET ASSETS--(UNAUDITED)

                                PRIMARY FUND                      U.S. GOVERNMENT FUND                  U.S. TREASURY FUND
                     ----------------------------------    ----------------------------------    --------------------------------
                     SIX MONTHS ENDED                      SIX MONTHS ENDED                      SIX MONTHS ENDED
                       NOVEMBER 30,        YEAR ENDED        NOVEMBER 30,        YEAR ENDED        NOVEMBER 30,       YEAR ENDED
                           1997           MAY 31, 1997           1997           MAY 31, 1997           1997          MAY 31, 1997
                     ----------------    --------------    ----------------    --------------    ----------------    ------------
INCREASE
  (DECREASE) IN
  NET ASSETS FROM
  INVESTMENT
  OPERATIONS:
    Net investment
      income paid
      to
      shareholder
      as dividends
      (Note 1)....    $  (55,421,573)    $  (86,925,147)    $  (14,391,282)    $  (25,382,282)     $ (4,638,459)     $ (7,148,426)
                      --------------     --------------     --------------     --------------      ------------      ------------
  FROM CAPITAL
    SHARE
    TRANSACTIONS
    (at net asset
    value of $1
    per share):
    Net proceeds
      from the
      sale of
      shares......     5,572,942,442      8,848,392,468      1,563,319,164      2,757,510,343       467,938,423       682,830,849
    Net asset
      value of
      shares
      issued on
      reinvestment
      of
      dividends...        55,421,573         86,925,147         14,391,282         25,382,282         4,638,459         7,148,426
                      --------------     --------------     --------------     --------------      ------------      ------------

      Subtotal....     5,628,364,015      8,935,317,615      1,577,710,446      2,782,892,625       472,576,882       689,979,275

      Cost of
        shares
       redeemed...    (5,357,266,813)    (8,495,322,653)    (1,554,282,173)    (2,739,545,482)     (415,371,507)     (663,567,636)
                      --------------     --------------     --------------     --------------      ------------      ------------
    Net increase
      from capital
      share
   transactions...       271,097,202        439,994,962         23,428,273         43,347,143        57,205,375        26,411,639

NET ASSETS:
    Beginning of
      period......     2,104,109,052      1,664,114,090        611,844,316        568,497,173       169,177,805       142,766,166
                      --------------     --------------     --------------     --------------      ------------      ------------
    End of
      period......    $2,375,206,254     $2,104,109,052     $  635,272,589     $  611,844,316      $226,383,180      $169,177,805
                      ==============     ==============     ==============     ==============      ============      ============

                       SEE NOTES TO FINANCIAL STATEMENTS.

                         THE RESERVE FUND (THE "FUND")
         PRIMARY, U.S. GOVERNMENT AND U.S. TREASURY FUNDS (THE "FUNDS")
                   NOTES TO FINANCIAL STATEMENTS--(UNAUDITED)

1. SIGNIFICANT ACCOUNTING POLICIES:
  ------------------------------

   The Fund is registered under the Investment Company Act of 1940 as a non-diversified, open end investment company. The policies summarized below are consistently followed in the preparation of its financial statements in conformity with generally accepted accounting principles.

   A. The Fund's authorized shares of beneficial interest are unlimited. The Fund's shares are divided into four classes, Primary Fund, U.S. Government Fund, U.S. Treasury Fund and the Strategist Money Market Fund. These financial statements and notes apply only to the Primary, U.S. Government and U.S. Treasury Funds.

   B. Securities are stated at value which represents amortized cost plus interest accrued to date. Under Securities and Exchange Commission Rule 2a-7, the Fund uses amortized cost to value the portfolios, by which investments are valued at cost and the difference between the cost of each instrument and its value at maturity is accrued into income on a straight line basis over the days to maturity irrespective of intervening changes in interest rates or market value of investments. The maturity of floating or variable rate instruments in which the Fund may invest will be deemed to be, for floating rate instruments (1) following, and for variable rate instruments the longer of (1) or (2) following: (1) the notice period required before the Fund is entitled to receive payment of the principal amount of the instrument; (2) the period remaining until the instrument's next rate adjustment, for purposes of Rule 2a-7 and for computing the portfolio's average weighted life to maturity.

   C. It is the Fund's policy to comply with Subchapter M of the Internal Revenue Code and to distribute all of its taxable income to its shareholders. Accordingly, no Federal income tax provision is required.

   D. Investments are recorded as of the date of their purchase and sale. Interest income is determined on the basis of interest accrued, premium amortized and discount accreted.

   E. The Fund's custodian holds the securities owned subject to repurchase agreements. The Fund's investment adviser determines that the resale amount of the repurchase agreement is fully collateralized.

   F. Net investment income on investments is distributed to shareholders daily and automatically reinvested in additional Fund shares.

   G. The Primary and U.S. Government Fund's are charged only for their direct or allocated (in proportion to net assets or number of shareholder accounts) share of expenses.

2. MANAGEMENT FEE, SHAREHOLDER SERVICING COST AND TRANSACTIONS WITH AFFILIATES:
  ---------------------------------------------------------------------------

   Under the Management Agreement, Reserve Management Company, Inc. ("RMCI"), manages the Fund's investments, effects purchases and sales thereof, and absorbs certain promotional expenses. RMCI receives management fees from the Primary and U.S. Government Funds at an annual rate of .50% of the first $500 million, .475% of the next $500 million, .45% of the next $500 million, .425% of the next $500 million and .40% of any excess over $2 billion of the average daily net assets of Primary and U.S. Government Funds, subject to reimbursement of Fund expenses (excluding brokerage fees and commissions, interest charges, taxes and extraordinary legal fees and expenses) exceeding 1% of average daily closing net assets. For the U.S. Treasury Fund, RMCI receives a comprehensive fee at an annual rate of .80% of the average daily net assets. At November 30, 1997, the advisor waived a portion of its comprehensive fee. Also, under the current Service Agreement, RMCI was reimbursed $3,676,396 (Primary Fund) and $991,787 (U.S. Government Fund) during the six months ended November 30, 1997, for expenditures made on behalf of the Fund's respective Portfolios for personnel, office space and equipment and shareholder accounting and administrative services, to carry out the Fund's business. At November 30, 1997, the Primary, U.S. Government and U.S. Treasury Funds had accrued expenses of $178,099, $51,917, and $14,322, respectively, due to RMCI.

3. DISTRIBUTION ASSISTANCE:
  -----------------------

   Pursuant to a Plan of Distribution, subject to the Fund's expense limitations, the Fund will make payments of up to .20% per annum of the average net asset value of shareholder accounts as to which the payee has rendered assistance in distributing shares of the portfolios. The Plan requires RMCI to pay an equivalent amount from its own resources.

                         THE RESERVE FUND (THE "FUND")
         PRIMARY, U.S. GOVERNMENT AND U.S. TREASURY FUNDS (THE "FUNDS")
            NOTES TO FINANCIAL STATEMENTS--(UNAUDITED)--(CONTINUED)

4. MANAGEMENT'S USE OF ESTIMATES:

   The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the dates of the financial statements and the reported amounts of income and expenses during the reporting periods. Actual results could differ from those estimates.

5. COMPONENTS OF NET ASSETS:
  ---------------------------

    At 11/30/97, the following funds had these components of net assets:

                                                                  PRIMARY        U.S. GOVERNMENT    U.S. TREASURY
                                                               --------------    ---------------    -------------
Par Value...................................................   $    2,375,206     $      635,273    $     226,383
Paid-in-Capital.............................................    2,372,831,048        634,637,316      226,156,797
                                                               --------------       ------------     ------------
Net Assets..................................................   $2,375,206,254     $  635,272,589    $ 226,383,180
                                                               ==============       ============     ============

                            ------------------------

                            FEDERAL TAX INFORMATION

   The dividends distributed by the Primary, U.S. Government and U.S. Treasury Funds in each of the periods are treated for Federal tax purposes as ordinary income.

                                THE RESERVE FUND

                PRIMARY, U.S. GOVERNMENT AND U.S. TREASURY FUND

            NOTES TO FINANCIAL STATEMENTS--(UNAUDITED)--(CONTINUED)

SUPPLEMENTARY INFORMATION (UNAUDITED) (FOR ONE SHARE OUTSTANDING DURING EACH PERIOD):
--------------------------------------------------------------------------------

                                            SIX MONTHS                        FOR FISCAL YEARS ENDED MAY 31,
                                               ENDED           -------------------------------------------------------------
             PRIMARY FUND                NOVEMBER 30, 1997           1997                  1996                  1995
--------------------------------------   -----------------     -----------------     -----------------     -----------------
Net asset value, beginning of
  period..............................         $1.0000                   $1.0000               $1.0000               $1.0000
                                            ----------                    ------                ------                ------
Income from investment operations.....           .0284                     .0557                 .0591                 .0549
Expenses..............................           .0047                     .0100                 .0101                 .0099
                                            ----------                    ------                ------                ------
Net investment income (1).............           .0237                     .0457                 .0490                 .0450
Dividends from net investment
  income(1)...........................          (.0237)                   (.0457)               (.0490)               (.0450)
                                            ----------                    ------                ------                ------
Net asset value, end of period........       $  1.0000             $      1.0000         $      1.0000         $      1.0000
                                            ==========                    ======                ======                ======
Total Return..........................            4.75%(2)                  4.57%                 4.90%                 4.50%

       RATIOS/SUPPLEMENTAL DATA
--------------------------------------
Net assets in thousands, end of
  period..............................       2,375,206                 2,104,109             1,664,114             1,602,464
Ratio of expenses to average net
  assets..............................             .94%(2)                  %.98                  %.98                  %.97
Ratio of net investment income to
  average net assets..................            4.69%(2)                  4.47%                 4.79%                 4.42%
         U.S. GOVERNMENT FUND
--------------------------------------
Net asset value, beginning of
  period..............................       $  1.0000             $      1.0000         $      1.0000         $      1.0000
                                            ----------                    ------                ------                ------
Income from investment operations.....           .0281                     .0550                 .0586                 .0542
Expenses..............................           .0050                     .0101                 .0102                 .0101
                                            ----------                    ------                ------                ------
Net investment income (1).............           .0231                     .0449                 .0484                 .0441
Dividends from net investment
  income(1)...........................          (.0231)                   (.0449)               (.0484)               (.0441)
                                            ----------                    ------                ------                ------
Net asset value, end of period........       $  1.0000             $      1.0000         $      1.0000         $      1.0000
                                            ==========                    ======                ======                ======
Total Return..........................            4.64%(2)                  4.49%                 4.84%                 4.41%
       RATIOS/SUPPLEMENTAL DATA
--------------------------------------
Net assets in thousands, end of
  period..............................         635,273                   611,844               586,497               721,785
Ratio of expenses to average net
  assets..............................             .99%(2)                  %.99                  1.00%                 %.99
Ratio of net investment income to
  average net assets..................            4.59%(2)                  4.40%                 4.75%                 4.31%
          U.S. TREASURY FUND
--------------------------------------
Net asset value, beginning of
  period..............................       $  1.0000             $      1.0000         $      1.0000         $      1.0000
                                            ----------                    ------                ------                ------
Income from investment operations.....           .0264                     .0521                 .0547                 .0523
Expenses..............................           .0039                     .0078                 .0081                 .0067
                                            ----------                    ------                ------                ------
Net investment income (1).............           .0225                     .0443                 .0466                 .0456
Dividends from net investment
  income(1)...........................          (.0225)                   (.0443)               (.0466)               (.0456)
                                            ----------                    ------                ------                ------
Net asset value, end of period........       $  1.0000             $      1.0000         $      1.0000         $      1.0000
                                            ==========                    ======                ======                ======
Total Return..........................            4.50%(2)                  4.43%                 4.66%                 4.56%
       RATIOS/SUPPLEMENTAL DATA
--------------------------------------
Net assets in thousands, end of
  period..............................         226,383                   169,178               142,766                95,227
Ratio of expenses to average net
  assets(3)...........................             .78%(2)                  %.77                  %.79                  %.68
Ratio of net investment income to
  average net assets..................            4.46%(2)                  4.33%                 4.53%                 4.64%


             PRIMARY FUND                     1994                  1993
--------------------------------------  -----------------     -----------------
                                         <
Net asset value, beginning of
  period..............................            $1.0000               $1.0000
                                                   ------                ------
Income from investment operations.....              .0345                 .0361
Expenses..............................              .0099                 .0100
                                                   ------                ------
Net investment income (1).............              .0246                 .0261
Dividends from net investment
  income(1)...........................             (.0246)               (.0261)
                                                   ------                ------
Net asset value, end of period........      $      1.0000         $      1.0000
                                                   ======                ======
Total Return..........................               2.46%                 2.61%
       RATIOS/SUPPLEMENTAL DATA
--------------------------------------
                                         <
Net assets in thousands, end of
  period..............................          1,415,378             1,389,136
Ratio of expenses to average net
  assets..............................               %.97                  %.99
Ratio of net investment income to
  average net assets..................               2.44%                 2.58%
         U.S. GOVERNMENT FUND
--------------------------------------
                                         <
Net asset value, beginning of
  period..............................      $      1.0000         $      1.0000
                                                   ------                ------
Income from investment operations.....              .0337                 .0353
Expenses..............................              .0100                 .0100
                                                   ------                ------
Net investment income (1).............              .0237                 .0253
Dividends from net investment
  income(1)...........................             (.0237)               (.0253)
                                                   ------                ------
Net asset value, end of period........      $      1.0000         $      1.0000
                                                   ======                ======
Total Return..........................               2.37%                 2.53%
       RATIOS/SUPPLEMENTAL DATA
--------------------------------------
                                         <
Net assets in thousands, end of
  period..............................            740,698               728,138
Ratio of expenses to average net
  assets..............................               %.99                  %.99
Ratio of net investment income to
  average net assets..................               2.35%                 2.50%
          U.S. TREASURY FUND
--------------------------------------
                                         <
Net asset value, beginning of
  period..............................      $      1.0000         $      1.0000
                                                   ------                ------
Income from investment operations.....              .0313                 .0330
Expenses..............................              .0073                 .0092
                                                   ------                ------
Net investment income (1).............              .0240                 .0238
Dividends from net investment
  income(1)...........................             (.0240)               (.0238)
                                                   ------                ------
Net asset value, end of period........      $      1.0000         $      1.0000
                                                   ======                ======
Total Return..........................               2.40%                 2.38%
       RATIOS/SUPPLEMENTAL DATA
--------------------------------------
                                         <
Net assets in thousands, end of
  period..............................              7,350                32,325
Ratio of expenses to average net
  assets(3)...........................               %.73                  %.80
Ratio of net investment income to
  average net assets..................               2.38%                 2.07%

---------------
(1) Based on compounding of daily dividends. Not indicative of future results.
(2) Annualized.
(3) During this period the manager waived a portion of fees and expenses. If there were no reduction in expenses, the actual expenses would have been 1.00%.

     American Express Money Market Account
     is a cash management service offered by The
     Reserve Funds through American Enterprise
     Investment Services Inc., a subsidiary of American Express Financial Corporation. Shares offered are shares of The Reserve Funds.

     AMERICAN ENTERPRISE INVESTMENT SERVICES INC.
     A subsidiary of American Express Financial Corporation

     IDS Tower 10
     Minneapolis, Minnesota 55440

     This literature is not authorized for distribution to prospective investors unless preceded or accompanied by an appropriate current prospectus.

     Distributor -- Resrv Partners, Inc.

     (C) 1998 American Express Financial Corporation
     All rights reserved.

                                                        [LOGO]

                                                   AMERICAN EXPRESS
                                                     MONEY MARKET
                                                       ACCOUNTS
                                                      OFFERED BY
                                                  THE RESERVE FUNDS

                                                   SEMI-ANNUAL REPORT

                                                    PRIMARY FUND
                                                U.S. GOVERNMENT FUND
                                                 U.S. TREASURY FUND

                                              FOR THE SIX MONTHS ENDED
                                                  NOVEMBER 30, 1997
                                                     (UNAUDITED)


                                                        [LOGO]

                         THE RESERVE FUND--PRIMARY FUND

            STATEMENT OF NET ASSETS--NOVEMBER 30, 1997--(UNAUDITED)

                                                                                       %          DAYS TO         VALUE
                                                                                      RATE        MATURITY       (NOTE 1)
                                                                                  ------------   ----------   --------------
NEGOTIABLE BANK CERTIFICATES OF DEPOSIT--15.28%
  Bayerische Hypotheken-und Wechsel Bank AG(a).................................       5.77           85       $  110,123,414
  Sanwa Bank, Ltd.(b)..........................................................    5.76-6.50       52-60         102,196,616
  Societe Generale(b)..........................................................       5.56           4           100,525,111
  Union Bank of California, N.A................................................       5.80           87           50,040,278
                                                                                                              --------------
  Total Negotiable Bank Certificates of Deposit................................                                  362,885,419
                                                                                                              --------------
REPURCHASE AGREEMENTS--79.68%
  FGPC 6.00%-7.00% due from 10/1/09 to 11/1/27, FGRA due from 10/15/20 to
    3/15/24, FGRM 6.00%-8.875% due from 1/15/07 to 8/15/25, FNRM due 6/25/07 and FNRA due from 4/25/08 to 5/18/27 (Repo with Bear, Stearns & Co. Inc.
    dated November 20, 1997, resale amount $551,954,028).......................    5.55-5.60         3           551,954,028
  FNMS 6.00%-10.50% due from 4/1/01 to 12/1/27, FGPC 5.00%-10.00% due from
    1/1/98 to 11/1/27, FNAR due from 8/1/01 to 11/1/27, and FMPC 9.00%-10.00%
    due from 12/1/08 to 4/1/18 (Repo with DLJ Securities Corp. dated November
    20, 1997, resale amount $500,858,611)......................................       5.62           3           500,858,611
  GNMA 6.00%-11.50% due 3/15/99 to 11/15/32 (Repo with CS First Boston Corp.
    dated November 20-28, 1997, resale amount $576,648,375)....................    5.56-5.75         3           576,648,375
  FNRM 6.00%-9.00% due from 6/30/99 to 3/25/24, FNRA 5.33%-6.26% due from
    4/25/21 to 1/25/24, FGRM 5.75%-8.00% due from 7/15/02 to 2/15/25, FGRA
    5.66%-6.275% due from 8/15/08 to 2/15/27 and FMRM 4.50%-7.00% due from
    1/15/21 to 9/15/21 (Repo with Prudential Securities Inc. dated November 28,
    1997, resale amount $263,126,021)..........................................       5.75           3           263,126,021
                                                                                                              --------------
  Total Repurchase Agreements..................................................                                1,892,587,035
                                                                                                              --------------
TAXABLE MUNICIPAL BONDS--4.79%
  Florida Housing Finance Agency Housing Revenue Bonds 1993 Series A(c)........       5.61           7            40,375,674
  Illinois Student Assistance(c)...............................................       5.39           7            25,209,101
  Maricopa County Industrial Development Authority Revenue Bonds for Phoenix
    Multi-Purpose Arena Project Series 1990(c).................................       5.95           7            43,080,180
  New Hampshire Business Finance Authority Revenue Bonds 1992 Series B(c)......       5.75           7             5,019,965
                                                                                                              --------------
  Total Taxable Municipal Bonds................................................                                  113,684,920
                                                                                                              --------------
Total Primary Fund Investments--(99.75%) (Cost $2,363,179,089).................                                2,369,157,374
Other assets, less liabilities--(.25%).........................................                                    6,048,880
                                                                                                              --------------
NET ASSETS (100%) equivalent to $1.00 net asset value, offering and redemption price per share based on 2,375,206,254 shares of beneficial interest $.001
  par value outstanding........................................................                               $2,375,206,254
                                                                                                               =============

                       SEE NOTES TO FINANCIAL STATEMENTS.

                     THE RESERVE FUND--U.S. GOVERNMENT FUND
            STATEMENT OF NET ASSETS--NOVEMBER 30, 1997--(UNAUDITED)

                                                                                         %          DAYS TO        VALUE
                                                                                        RATE        MATURITY      (NOTE 1)
                                                                                    ------------   ----------   ------------
REPURCHASE AGREEMENTS
  GNMA 6.00%-8.00% due from 7/20/24 to 10/15/27 (Repos with Bear, Stearns & Co.
    Inc. dated October 29, 1997, resale amount $160,811,067).....................       5.53           3        $160,811,068
  GNMA 5.50%-13.00% due from 2/15/98 to 4/20/27 (Repo with CS First Boston Corp.
    dated November 20, 1997, resale amount $154,262,099).........................       5.57           3         154,262,099
  GNMA 5.00%-15.00% due from 4/15/98 to 11/20/27 (Repo with DLJ Securities Corp.
    dated November 20, 1997, resale amount $130,222,444).........................       5.60           3         130,222,444
  GNMA 6.875%-9.50% due from 11/15/17 to 10/20/25 (Repo with Lehman Brothers Inc.
    dated November 28, 1997, resale amount $68,032,300)..........................       5.70           3          68,032,300
  GNMA 6.00%-8.50% due from 2/20/26 to 11/15/27 (Repos with Prudential Securities
    Inc. dated November 28, 1997, resale amount $120,057,300)....................       5.73           3         120,057,300
                                                                                                                ------------
  Total U.S. Government Fund Investments--(99.70%) (Cost $632,000,000)...........                                633,385,211
  Other assets, less liabilities--(.30%).........................................                                  1,887,388
                                                                                                                ------------
NET ASSETS (100%) equivalent to $1.00 net asset value, offering and redemption prices per share based on 635,272,589 shares of beneficial interest $.001 par
  value outstanding..............................................................                               $635,272,589
                                                                                                                ============

                      THE RESERVE FUND--U.S. TREASURY FUND
            STATEMENT OF NET ASSETS--NOVEMBER 30, 1997--(UNAUDITED)

U.S. TREASURY BILLS--89.83%
  U.S. Treasury Bills (Cost $201,610,103)........................................    4.85-5.28       25-178     $203,365,271
  Other assets, less liabilities--(10.17%).......................................                                 23,017,909
                                                                                                                ------------
NET ASSETS (100%) equivalent to $1.00 net asset value, offering and redemption prices per share based on 225,383,180 shares of beneficial interest $.001 par
  value outstanding..............................................................                               $226,383,180
                                                                                                                ============

---------------
(a) Eurodollar Certificates of Deposit -- London Branch, United Kingdom.
(b) Yankee Certificates of Deposit.
(c) The interest rate is subject to change periodically. The rates shown were in effect at November 30, 1997. Securities payable on demand are collateralized by bank letter of credit, other bank credit agreements or financial guaranty assurance agencies.

GLOSSARY:
FGPC   --   FHLMC Gold Mortgage-Backed Pass-Through Participation Certificates
FGRA   --   FHLMC Gold REMIC Mortgage-Backed Pass-Through Participation Certificates -- Adjustable Rate
FGRM   --   FHLMC Gold REMIC Mortgage-Backed Pass-Through Participation Certificates
FMPC   --   FHLMC Mortgage-Backed Pass-Through Participation Certificates
FMRM   --   FHLMC REMIC Mortgage-Backed Pass-Through Participation Certificates
FNAR   --   FNMA Adjustable Rate Mortgage-Backed Pass-Through Securities
FNMS   --   FNMA Mortgage-Backed Pass-Through Securities
FNRA   --   FNMA REMIC Adjustable Rate Mortgage-Backed Pass-Through Securities
FNRM   --   FNMA REMIC Mortgage-Backed Pass-Through Securities
GNMA   --   Government National Mortgage Association Mortgage-Backed Pass-Through Securities

                       SEE NOTES TO FINANCIAL STATEMENTS.

                     THE RESERVE FUND -- U.S. TREASURY FUND

               STATEMENT OF ASSETS AND LIABILITIES -- (UNAUDITED)

                                                                                              SIX MONTHS ENDED
                                                                                              NOVEMBER 30, 1997
                                                                                              -----------------
ASSETS:
  Investments, at value (identified cost -- $201,610,103)..............................         $ 225,737,078
  Cash.................................................................................               660,424
                                                                                              -----------------
    Total Assets.......................................................................           226,397,502
                                                                                              -----------------
LIABILITIES:
  Accrued expenses.....................................................................                14,322
                                                                                              -----------------
    Total Liabilities..................................................................                14,322
                                                                                              -----------------
NET ASSETS.............................................................................         $ 226,383,180
                                                                                              ================
NET ASSETS CONSIST OF:
  Shares of beneficial interest, $.001 par value, unlimited number of shares
    authorized.........................................................................         $     226,383
  Paid-in capital in excess of par.....................................................           226,156,797
                                                                                              -----------------
NET ASSETS -- Equivalent to $1.00 per share based on 226,383,180 shares of beneficial
  interest outstanding.................................................................         $ 226,383,180
                                                                                              ================

            THE RESERVE FUND--STATEMENTS OF OPERATIONS--(UNAUDITED)

                                                                                    SIX MONTHS ENDED
                                                                                    NOVEMBER 30, 1997
                                                                    -------------------------------------------------
                                                                      PRIMARY      U.S. GOVERNMENT     U.S. TREASURY
                                                                       FUND             FUND               FUND
                                                                    -----------    ---------------    ---------------
INTEREST INCOME (Note 1).........................................   $66,539,763      $17,509,593        $   5,445,259
                                                                    -----------      -----------           ----------
EXPENSES (Note 2)
  Management fee.................................................     5,347,652        1,551,025                   --
  Comprehensive fee..............................................            --               --              832,670
  Shareholder servicing, administration and general office
    expenses.....................................................     2,528,882          674,415                   --
  Distribution assistance (Note 3)...............................     2,094,142          575,499              182,306
  Equipment expense..............................................       309,763           84,939                   --
  Professional fees..............................................       262,996           62,646                   --
  Occupancy costs................................................       129,436           35,492                   --
  Stationery, printing and supplies..............................       220,313           60,189
  Trustee Fees...................................................        19,932            5,555                   --
  Other expenses.................................................       205,074           68,551                   --
                                                                    -----------      -----------           ----------
    Total Expenses...............................................    11,118,190        3,118,311            1,014,976
  Less: voluntary waiver.........................................            --               --             (208,176)
                                                                    -----------      -----------           ----------
  Net Expenses...................................................    11,118,190        3,118,311              806,800
                                                                    -----------      -----------           ----------
NET INVESTMENT INCOME............................................   $55,421,573      $14,391,282        $   4,638,459
                                                                    ===========      ===========           ==========

                       SEE NOTES TO FINANCIAL STATEMENTS.

       THE RESERVE FUND--STATEMENTS OF CHANGES IN NET ASSETS--(UNAUDITED)

                                PRIMARY FUND                      U.S. GOVERNMENT FUND                  U.S. TREASURY FUND
                     ----------------------------------    ----------------------------------    --------------------------------
                     SIX MONTHS ENDED                      SIX MONTHS ENDED                      SIX MONTHS ENDED
                       NOVEMBER 30,        YEAR ENDED        NOVEMBER 30,        YEAR ENDED        NOVEMBER 30,       YEAR ENDED
                           1997           MAY 31, 1997           1997           MAY 31, 1997           1997          MAY 31, 1997
                     ----------------    --------------    ----------------    --------------    ----------------    ------------
INCREASE
  (DECREASE) IN
  NET ASSETS FROM
  INVESTMENT
  OPERATIONS:
    Net investment
      income paid
      to
      shareholder
      as dividends
      (Note 1)....    $  (55,421,573)    $  (86,925,147)    $  (14,391,282)    $  (25,382,282)     $ (4,638,459)     $ (7,148,426)
                      --------------     --------------     --------------     --------------      ------------      ------------
  FROM CAPITAL
    SHARE
    TRANSACTIONS
    (at net asset
    value of $1
    per share):
    Net proceeds
      from the
      sale of
      shares......     5,572,942,442      8,848,392,468      1,563,319,164      2,757,510,343       467,938,423       682,830,849
    Net asset
      value of
      shares
      issued on
      reinvestment
      of
      dividends...        55,421,573         86,925,147         14,391,282         25,382,282         4,638,459         7,148,426
                      --------------     --------------     --------------     --------------      ------------      ------------

      Subtotal....     5,628,364,015      8,935,317,615      1,577,710,446      2,782,892,625       472,576,882       689,979,275

      Cost of
        shares
       redeemed...    (5,357,266,813)    (8,495,322,653)    (1,554,282,173)    (2,739,545,482)     (415,371,507)     (663,567,636)
                      --------------     --------------     --------------     --------------      ------------      ------------
    Net increase
      from capital
      share
   transactions...       271,097,202        439,994,962         23,428,273         43,347,143        57,205,375        26,411,639

NET ASSETS:
    Beginning of
      period......     2,104,109,052      1,664,114,090        611,844,316        568,497,173       169,177,805       142,766,166
                      --------------     --------------     --------------     --------------      ------------      ------------
    End of
      period......    $2,375,206,254     $2,104,109,052     $  635,272,589     $  611,844,316      $226,383,180      $169,177,805
                      ==============     ==============     ==============     ==============      ============      ============

                       SEE NOTES TO FINANCIAL STATEMENTS.

                         THE RESERVE FUND (THE "FUND")
         PRIMARY, U.S. GOVERNMENT AND U.S. TREASURY FUNDS (THE "FUNDS")
                   NOTES TO FINANCIAL STATEMENTS--(UNAUDITED)

1. SIGNIFICANT ACCOUNTING POLICIES:
  ------------------------------

   The Fund is registered under the Investment Company Act of 1940 as a non-diversified, open end investment company. The policies summarized below are consistently followed in the preparation of its financial statements in conformity with generally accepted accounting principles.

   A. The Fund's authorized shares of beneficial interest are unlimited. The Fund's shares are divided into four classes, Primary Fund, U.S. Government Fund, U.S. Treasury Fund and the Strategist Money Market Fund. These financial statements and notes apply only to the Primary, U.S. Government and U.S. Treasury Funds.

   B. Securities are stated at value which represents amortized cost plus interest accrued to date. Under Securities and Exchange Commission Rule 2a-7, the Fund uses amortized cost to value the portfolios, by which investments are valued at cost and the difference between the cost of each instrument and its value at maturity is accrued into income on a straight line basis over the days to maturity irrespective of intervening changes in interest rates or market value of investments. The maturity of floating or variable rate instruments in which the Fund may invest will be deemed to be, for floating rate instruments (1) following, and for variable rate instruments the longer of (1) or (2) following: (1) the notice period required before the Fund is entitled to receive payment of the principal amount of the instrument; (2) the period remaining until the instrument's next rate adjustment, for purposes of Rule 2a-7 and for computing the portfolio's average weighted life to maturity.

   C. It is the Fund's policy to comply with Subchapter M of the Internal Revenue Code and to distribute all of its taxable income to its shareholders. Accordingly, no Federal income tax provision is required.

   D. Investments are recorded as of the date of their purchase and sale. Interest income is determined on the basis of interest accrued, premium amortized and discount accreted.

   E. The Fund's custodian holds the securities owned subject to repurchase agreements. The Fund's investment adviser determines that the resale amount of the repurchase agreement is fully collateralized.

   F. Net investment income on investments is distributed to shareholders daily and automatically reinvested in additional Fund shares.

   G. The Primary and U.S. Government Fund's are charged only for their direct or allocated (in proportion to net assets or number of shareholder accounts) share of expenses.

2. MANAGEMENT FEE, SHAREHOLDER SERVICING COST AND TRANSACTIONS WITH AFFILIATES:
  ---------------------------------------------------------------------------

   Under the Management Agreement, Reserve Management Company, Inc. ("RMCI"), manages the Fund's investments, effects purchases and sales thereof, and absorbs certain promotional expenses. RMCI receives management fees from the Primary and U.S. Government Funds at an annual rate of .50% of the first $500 million, .475% of the next $500 million, .45% of the next $500 million, .425% of the next $500 million and .40% of any excess over $2 billion of the average daily net assets of Primary and U.S. Government Funds, subject to reimbursement of Fund expenses (excluding brokerage fees and commissions, interest charges, taxes and extraordinary legal fees and expenses) exceeding 1% of average daily closing net assets. For the U.S. Treasury Fund, RMCI receives a comprehensive fee at an annual rate of .80% of the average daily net assets. At November 30, 1997, the advisor waived a portion of its comprehensive fee. Also, under the current Service Agreement, RMCI was reimbursed $3,676,396 (Primary Fund) and $991,787 (U.S. Government Fund) during the six months ended November 30, 1997, for expenditures made on behalf of the Fund's respective Portfolios for personnel, office space and equipment and shareholder accounting and administrative services, to carry out the Fund's business. At November 30, 1997, the Primary, U.S. Government and U.S. Treasury Funds had accrued expenses of $178,099, $51,917, and $14,322, respectively, due to RMCI.

3. DISTRIBUTION ASSISTANCE:
  -----------------------

   Pursuant to a Plan of Distribution, subject to the Fund's expense limitations, the Fund will make payments of up to .20% per annum of the average net asset value of shareholder accounts as to which the payee has rendered assistance in distributing shares of the portfolios. The Plan requires RMCI to pay an equivalent amount from its own resources.

                         THE RESERVE FUND (THE "FUND")
         PRIMARY, U.S. GOVERNMENT AND U.S. TREASURY FUNDS (THE "FUNDS")
            NOTES TO FINANCIAL STATEMENTS--(UNAUDITED)--(CONTINUED)

4. MANAGEMENT'S USE OF ESTIMATES:

   The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the dates of the financial statements and the reported amounts of income and expenses during the reporting periods. Actual results could differ from those estimates.

5. COMPONENTS OF NET ASSETS:
  ---------------------------

    At 11/30/97, the following funds had these components of net assets:

                                                                  PRIMARY        U.S. GOVERNMENT    U.S. TREASURY
                                                               --------------    ---------------    -------------
Par Value...................................................   $    2,375,206     $      635,273    $     226,383
Paid-in-Capital.............................................    2,372,831,048        634,637,316      226,156,797
                                                               --------------       ------------     ------------
Net Assets..................................................   $2,375,206,254     $  635,272,589    $ 226,383,180
                                                               ==============       ============     ============

                            ------------------------

                            FEDERAL TAX INFORMATION

   The dividends distributed by the Primary, U.S. Government and U.S. Treasury Funds in each of the periods are treated for Federal tax purposes as ordinary income.

                                THE RESERVE FUND

                PRIMARY, U.S. GOVERNMENT AND U.S. TREASURY FUND

            NOTES TO FINANCIAL STATEMENTS--(UNAUDITED)--(CONTINUED)

SUPPLEMENTARY INFORMATION (UNAUDITED) (FOR ONE SHARE OUTSTANDING DURING EACH PERIOD):
--------------------------------------------------------------------------------

                                            SIX MONTHS                        FOR FISCAL YEARS ENDED MAY 31,
                                               ENDED           -------------------------------------------------------------
             PRIMARY FUND                NOVEMBER 30, 1997           1997                  1996                  1995
--------------------------------------   -----------------     -----------------     -----------------     -----------------
Net asset value, beginning of
  period..............................         $1.0000                   $1.0000               $1.0000               $1.0000
                                            ----------                    ------                ------                ------
Income from investment operations.....           .0284                     .0557                 .0591                 .0549
Expenses..............................           .0047                     .0100                 .0101                 .0099
                                            ----------                    ------                ------                ------
Net investment income (1).............           .0237                     .0457                 .0490                 .0450
Dividends from net investment
  income(1)...........................          (.0237)                   (.0457)               (.0490)               (.0450)
                                            ----------                    ------                ------                ------
Net asset value, end of period........       $  1.0000             $      1.0000         $      1.0000         $      1.0000
                                            ==========                    ======                ======                ======
Total Return..........................            4.75%(2)                  4.57%                 4.90%                 4.50%

       RATIOS/SUPPLEMENTAL DATA
--------------------------------------
Net assets in thousands, end of
  period..............................       2,375,206                 2,104,109             1,664,114             1,602,464
Ratio of expenses to average net
  assets..............................             .94%(2)                  %.98                  %.98                  %.97
Ratio of net investment income to
  average net assets..................            4.69%(2)                  4.47%                 4.79%                 4.42%
         U.S. GOVERNMENT FUND
--------------------------------------
Net asset value, beginning of
  period..............................       $  1.0000             $      1.0000         $      1.0000         $      1.0000
                                            ----------                    ------                ------                ------
Income from investment operations.....           .0281                     .0550                 .0586                 .0542
Expenses..............................           .0050                     .0101                 .0102                 .0101
                                            ----------                    ------                ------                ------
Net investment income (1).............           .0231                     .0449                 .0484                 .0441
Dividends from net investment
  income(1)...........................          (.0231)                   (.0449)               (.0484)               (.0441)
                                            ----------                    ------                ------                ------
Net asset value, end of period........       $  1.0000             $      1.0000         $      1.0000         $      1.0000
                                            ==========                    ======                ======                ======
Total Return..........................            4.64%(2)                  4.49%                 4.84%                 4.41%
       RATIOS/SUPPLEMENTAL DATA
--------------------------------------
Net assets in thousands, end of
  period..............................         635,273                   611,844               586,497               721,785
Ratio of expenses to average net
  assets..............................             .99%(2)                  %.99                  1.00%                 %.99
Ratio of net investment income to
  average net assets..................            4.59%(2)                  4.40%                 4.75%                 4.31%
          U.S. TREASURY FUND
--------------------------------------
Net asset value, beginning of
  period..............................       $  1.0000             $      1.0000         $      1.0000         $      1.0000
                                            ----------                    ------                ------                ------
Income from investment operations.....           .0264                     .0521                 .0547                 .0523
Expenses..............................           .0039                     .0078                 .0081                 .0067
                                            ----------                    ------                ------                ------
Net investment income (1).............           .0225                     .0443                 .0466                 .0456
Dividends from net investment
  income(1)...........................          (.0225)                   (.0443)               (.0466)               (.0456)
                                            ----------                    ------                ------                ------
Net asset value, end of period........       $  1.0000             $      1.0000         $      1.0000         $      1.0000
                                            ==========                    ======                ======                ======
Total Return..........................            4.50%(2)                  4.43%                 4.66%                 4.56%
       RATIOS/SUPPLEMENTAL DATA
--------------------------------------
Net assets in thousands, end of
  period..............................         226,383                   169,178               142,766                95,227
Ratio of expenses to average net
  assets(3)...........................             .78%(2)                  %.77                  %.79                  %.68
Ratio of net investment income to
  average net assets..................            4.46%(2)                  4.33%                 4.53%                 4.64%


             PRIMARY FUND                     1994                  1993
--------------------------------------  -----------------     -----------------
                                         <
Net asset value, beginning of
  period..............................            $1.0000               $1.0000
                                                   ------                ------
Income from investment operations.....              .0345                 .0361
Expenses..............................              .0099                 .0100
                                                   ------                ------
Net investment income (1).............              .0246                 .0261
Dividends from net investment
  income(1)...........................             (.0246)               (.0261)
                                                   ------                ------
Net asset value, end of period........      $      1.0000         $      1.0000
                                                   ======                ======
Total Return..........................               2.46%                 2.61%
       RATIOS/SUPPLEMENTAL DATA
--------------------------------------
                                         <
Net assets in thousands, end of
  period..............................          1,415,378             1,389,136
Ratio of expenses to average net
  assets..............................               %.97                  %.99
Ratio of net investment income to
  average net assets..................               2.44%                 2.58%
         U.S. GOVERNMENT FUND
--------------------------------------
                                         <
Net asset value, beginning of
  period..............................      $      1.0000         $      1.0000
                                                   ------                ------
Income from investment operations.....              .0337                 .0353
Expenses..............................              .0100                 .0100
                                                   ------                ------
Net investment income (1).............              .0237                 .0253
Dividends from net investment
  income(1)...........................             (.0237)               (.0253)
                                                   ------                ------
Net asset value, end of period........      $      1.0000         $      1.0000
                                                   ======                ======
Total Return..........................               2.37%                 2.53%
       RATIOS/SUPPLEMENTAL DATA
--------------------------------------
                                         <
Net assets in thousands, end of
  period..............................            740,698               728,138
Ratio of expenses to average net
  assets..............................               %.99                  %.99
Ratio of net investment income to
  average net assets..................               2.35%                 2.50%
          U.S. TREASURY FUND
--------------------------------------
                                         <
Net asset value, beginning of
  period..............................      $      1.0000         $      1.0000
                                                   ------                ------
Income from investment operations.....              .0313                 .0330
Expenses..............................              .0073                 .0092
                                                   ------                ------
Net investment income (1).............              .0240                 .0238
Dividends from net investment
  income(1)...........................             (.0240)               (.0238)
                                                   ------                ------
Net asset value, end of period........      $      1.0000         $      1.0000
                                                   ======                ======
Total Return..........................               2.40%                 2.38%
       RATIOS/SUPPLEMENTAL DATA
--------------------------------------
                                         <
Net assets in thousands, end of
  period..............................              7,350                32,325
Ratio of expenses to average net
  assets(3)...........................               %.73                  %.80
Ratio of net investment income to
  average net assets..................               2.38%                 2.07%

---------------
(1) Based on compounding of daily dividends. Not indicative of future results.
(2) Annualized.
(3) During this period the manager waived a portion of fees and expenses. If there were no reduction in expenses, the actual expenses would have been 1.00%.

                      [LETTERHEAD OF THE RESERVE FUNDS]



                                              January 30, 1998


Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549
Attn:  Public Filing Room


Re:  The Reserve Fund
     Securities Act File No. 332-36429
     Investment Company Act File No. 811-2033


Ladies and Gentlemen:

Pursuant to Rule N-30D/A of the Securities Act of 1933 we are filing an amended Semi-Annual Report for the above referenced Trust. The purpose of this amendment is to correct the N-30D filing made on January 28, 1998 which did not contain all of the appropriate covers and pages to the Semi-Annual Report.

Please contact the undersigned at (212) 977-9982, extension 355, with any questions or comments about the foregoing.


                                        Respectfully,
                                        /s/ Michelle L. Neufeld
                                        Counsel & Secretary